General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of general and administrative expenses

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Staff costs (i)	(272,950)	(31,401)
Professional services (ii)	(239,564)	(18,233)
IT and software expenses	(17,235)	(11,252)
Legal and court costs	(59,596)	(13,099)
Insurance	(6,943)	(4,898)
Depreciation and amortization	(4,833)	(1,134)
Listing costs (iii)	(636,267)	-
Other costs	(16,962)	(5,721)
Total general and administrative expenses	(1,254,350)	(85,738)

(i)	The reported expenses include employee remunerations, benefits and share-based payment awards recognized from the Company’s share-based payment award programs including awards issued in connection with the SPAC transaction, the latter amounting to SEK 244,780 thousands.

(ii)	For the six months ended June 30, 2026, include SEK 202,912 thousand of costs relating to the Business Combination and the PIPE Financing that are not incremental and directly attributable to the issue of new equity instruments and have accordingly been expensed as incurred.

(iii)	See Note 21.